Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income:
Interest and fees on loans	$ 15,125,745	$ 15,588,323	$ 16,791,404
Interest and dividends on investment securities:
U. S. Government and agency obligations	1,280,828	1,849,419	1,927,182
Corporate debt and equity obligations	1,472,572	868,829	795,810
Mortgage-backed securities	2,581,701	3,064,709	2,628,810
Tax exempt securities	1,671,153	1,792,354	1,304,501
Other	611,124	598,158	293,257
Interest on federal funds sold and interest-earning deposits	22,224	21,140	39,007
Total interest and dividend income	22,765,347	23,782,932	23,779,971
Interest expense:
Savings deposits	303,862	358,232	507,841
Money market and interest-bearing checking	805,508	1,076,740	1,571,647
Time deposits	1,629,813	2,077,158	2,606,188
Short-term borrowings	130,401	30,108	465,650
Long-term borrowings	303,300	480,975	530,020
Total interest expense	3,172,884	4,023,213	5,681,346
Net interest income	19,592,463	19,759,719	18,098,625
Provision for loan losses	740,000	1,050,000	1,650,000
Net interest income after provision for loan losses	18,852,463	18,709,719	16,448,625
Other-than-temporary impairment loss
Total impairment loss		(382,172)	(2,822,283)
Loss recognized in other comprehensive income		14,748	399,172
Net impairment loss recognized in earnings		(367,424)	(2,423,111)
Impairment of other asset	(1,886,080)
Net gains on sales of securities	796,281	425,730	1,522,260
Changes in fair value of trading securities	619,751	198,632	103,280
Non-interest income	26,613,056	24,654,329	22,888,310
Non-interest expenses	37,134,153	35,746,767	33,607,038
Income before income taxes	7,861,318	7,874,219	4,932,326
Provision for income taxes	2,095,000	1,953,000	914,200
Net Income	5,766,318	5,921,219	4,018,126
Less: net income attributable to noncontrolling interest	5,900	191,938	257,438
Net Income attributable to Oneida Financial Corp.	$ 5,760,418	$ 5,729,281	$ 3,760,688
Earnings per share - basic (in dollars per share)	$ 0.84	$ 0.82	$ 0.53
Earnings per share - diluted (in dollars per share)	$ 0.84	$ 0.82	$ 0.53